SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 15 – SUBSEQUENT EVENTS

On March 27, 2024, the board of directors of the Company approved the adoption of the MDJM LTD 2024 Equity Incentive Plan (the “Plan”). On March 27, 2024, the Company filed a registration statement on Form S-8 with the U.S. Securities and Exchange Commission to register 2,000,000 ordinary shares, par value $0.001 per share, that may be issued under the Plan.